GENERAL INFORMATION AND BASIS OF PREPARATION (Policies)	12 Months Ended
Dec. 31, 2018
Corporate Information And Statement of IFRS Compliance [Abstract]
Trade accounts receivable
Trade accounts receivable are initially recognised at fair value and subsequently measured at amortised cost less provision for impairment. Typically, accounts receivable have terms of 30 to 60 days and do not bear interest. With the adoption of IFRS 9 on 1 January 2018, the Group adopted an expected credit loss reserve methodology which had an insignificant effect on the Group’s consolidated financial statements. Refer to Note 1 for further details on the adoption of IFRS 9. Balances are considered for impairment on an individual basis rather than by reference to the extent that they become overdue. The Group considers factors such as delinquency in payment, financial difficulties, payment history of the debtor as well as certain forward-looking macroeconomic indicators. The carrying amount of trade accounts receivable is reduced through the use of an allowance account and the amount of the loss is recognised in the consolidated income statement. Credit insurance on a portion of the accounts receivable balance is also carried.

Property, plant and equipment
Property, plant and equipment is recorded at cost, net of accumulated depreciation and accumulated impairment losses, where cost is the amount of cash or cash equivalents paid to acquire an asset at the time of its acquisition or construction. Major property additions, replacements and improvements are capitalised, while maintenance and repairs that do not extend the useful life of an asset or add new functionality are expensed as incurred. Land is not depreciated, as it is considered to have an indefinite life.

Intangible assets and goodwill
Intangible assets with indefinite lives
Intangible assets with indefinite lives acquired through business combination transactions are measured at fair value at the date of acquisition. These assets are not subject to amortisation but are tested for impairment at least annually at the CGU level or more frequently if facts and circumstances arise that would indicate an impairment may exist. In addition to the annual impairment test, the assessment of indefinite lives is also reviewed annually.
Franchise intangible assets
The Group’s bottling agreements contain performance requirements and convey the rights to distribute and sell products within specified territories. The Group’s agreements with TCCC for each of its territories have terms of 10 years and expire on 28 May 2026, with each containing the right for the Group to request a 10 year renewal. While these agreements contain no automatic right of renewal beyond that date, the Group believes that its interdependent relationship with TCCC and the substantial cost and disruption to TCCC that would be caused by non-renewal ensure that these agreements will continue to be renewed and, therefore, are essentially perpetual. The Group has never had a bottling agreement with TCCC terminated due to non-performance of the terms of the agreement or due to a decision by TCCC to terminate an agreement at the expiration of a term. After evaluating the contractual provisions of bottling agreements, the Group’s mutually beneficial relationship with TCCC and history of renewals, indefinite lives have been assigned to all of the Group’s franchise intangible assets.
Goodwill
Goodwill is initially measured as the excess of the total consideration transferred over the amount recognised for net identifiable assets acquired and liabilities assumed in a business combination. If the fair value of the net assets acquired is in excess of the aggregate consideration transferred, the gain is recognised in the consolidated income statement as a bargain purchase. Goodwill is not subject to amortisation. It is tested annually for impairment at the CGU level or more frequently if events or changes in circumstances indicate that it might be impaired. Goodwill acquired in a business combination is, from the acquisition date, allocated to the CGU that is expected to benefit from the synergies of the combination irrespective of whether a CGU is part of the business combination.
Intangible assets with finite lives
Intangible assets with finite lives are measured at cost of acquisition or production and are amortised using the straight-line method over their respective estimated useful lives. Finite lived intangible assets are assessed for impairment whenever there is an indication that they may be impaired. The amortisation period and method are reviewed annually.
Internally generated software
The Group capitalises certain development costs associated with internally developed software, including external direct costs of materials and services and payroll costs for employees devoting time to a software project and any such software acquired as part of a business combination. Development expenditure is recognised as an intangible asset only after its technical feasibility and commercial viability can be demonstrated. When capitalised software is not integral to related hardware it is treated as an intangible asset; otherwise it is included within property, plant and equipment. The estimated useful life of capitalised software is 5 years. Amortisation expense for capitalised software is included within administrative expenses and was €43 million, €38 million and €33 million for the years ended 31 December 2018, 31 December 2017 and 31 December 2016, respectively.
Customer relationships
The Group acquired certain customer relationships in connection with the acquisitions of the Norway and Sweden bottling operations from TCCC in 2010 and the Merger with CCIP and CCEG in 2016. These customer relationships were recorded at their fair values on the date of acquisition, and they are amortised over an estimated economic life of 20 years. The fair values were determined using a “with and without” valuation technique, which compares the revenues with all assets of the business in place, to a “without” scenario, which assumes the customer relationship asset and related revenues do not exist and must be rebuilt over time.

Trade and other payables
Trade and other payables represent liabilities for goods and services provided to the Group prior to the end of the financial year, which are unpaid. Trade and other payables are presented as current liabilities unless payment is not due within 12 months after the reporting period. Trade and other payables are recognised initially at fair value and subsequently measured at amortised cost using the effective interest rate method. Trade payables are non-interest bearing and are normally settled between 30 to 60 days.

Fair values
Fair value measurements
All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorised within the fair value hierarchy. This is described, as one of the following, based on the lowest level input that is significant to the fair value measurement as a whole:

•	Level 1 - Quoted prices in active markets for identical assets or liabilities.

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Level 2 - Observable inputs other than quoted prices included in Level 1. The Group values assets and liabilities included in this level using dealer and broker quotations, certain pricing models, bid prices, quoted prices for similar assets and liabilities in active markets or other inputs that are observable or can be corroborated by observable market data.

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Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

The fair values of the Group’s cash and cash equivalents, trade accounts receivable, amounts receivable from related parties, trade and other payables and amounts payable to related parties approximate their carrying amounts due to their short-term nature.
The fair values of the Group’s borrowings are estimated based on borrowings with similar maturities and credit quality and current market interest rates. These are categorised within Level 2 of the fair value hierarchy as the Group uses certain pricing models and quoted prices for similar liabilities in active markets in assessing their fair values.

Basis of preparation
Basis of preparation
Upon the consummation of the Merger, the historical consolidated financial statements of CCE became CCEP’s historical financial statements as CCE was deemed to be the predecessor to CCEP. Therefore, the financial results from 1 January 2016 to 27 May 2016 refer to CCE and its consolidated subsidiaries, and the periods subsequent to 28 May 2016 refer to the consolidated financial results of CCEP.
Additionally, these consolidated financial statements reflect the following:

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They have been prepared in accordance with IFRS as issued by the International Accounting Standards Board, IFRS as adopted by the European Union and in accordance with the provisions of the Companies Act 2006. There are no differences between IFRS as adopted by the European Union and IFRS as issued by the International Accounting Standards Board (IASB) that have an impact for the years presented.

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They have been prepared under the historical cost convention, except for certain items measured at fair value. Those accounting policies have been applied consistently in all periods, except for the adoption of new standards and amendments as of 1 January 2018, as described below under Accounting Policies.

•	They are presented in euros, which is also the Parent Company’s functional currency and all values are rounded to the nearest € million except where otherwise indicated.

Basis of consolidation
Basis of consolidation
The consolidated financial statements comprise the financial statements of the Group and its subsidiaries. All subsidiaries have accounting years ended 31 December and apply consistent accounting policies for the purpose of the consolidated financial statements.
Subsidiary undertakings are consolidated from the date on which control is transferred to the Group and cease to be consolidated from the date on which control is transferred out of the Group. The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through the Group’s power to direct the activities of the entity. All intercompany accounts and transactions are eliminated on consolidation.

Foreign currency
Foreign currency
The individual financial statements of each subsidiary are presented in the currency of the primary economic environment in which the subsidiary operates (its functional currency). For the purpose of the consolidated financial statements, the results and financial position of each subsidiary are expressed in euros.
Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are remeasured to the functional currency of the entity at the rate of exchange in effect at the statement of financial position date with the resulting gain or loss recorded in the consolidated income statement. The consolidated income statement includes non-operating items which are primarily made up of remeasurement gains and losses related to currency exchange rate fluctuations on financing transactions denominated in a currency other than the subsidiary’s functional currency. Non-operating items are shown on a net basis and reflect the impact of any derivative instruments utilised to hedge the foreign currency movements of the underlying financing transactions.
The assets and liabilities of the Group's foreign operations are translated from local currencies to the euro reporting currency at currency exchange rates in effect at the end of each reporting period. Revenues and expenses are translated at average monthly currency exchange rates, with average rates being a reasonable approximation of the rates prevailing on the transaction dates. Gains and losses from translation are included in other comprehensive income. On disposal of a foreign operation, accumulated exchange differences are recognised as a component of the gain or loss on disposal.

Function currency
Foreign currency
The individual financial statements of each subsidiary are presented in the currency of the primary economic environment in which the subsidiary operates (its functional currency). For the purpose of the consolidated financial statements, the results and financial position of each subsidiary are expressed in euros.
Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are remeasured to the functional currency of the entity at the rate of exchange in effect at the statement of financial position date with the resulting gain or loss recorded in the consolidated income statement. The consolidated income statement includes non-operating items which are primarily made up of remeasurement gains and losses related to currency exchange rate fluctuations on financing transactions denominated in a currency other than the subsidiary’s functional currency. Non-operating items are shown on a net basis and reflect the impact of any derivative instruments utilised to hedge the foreign currency movements of the underlying financing transactions.
The assets and liabilities of the Group's foreign operations are translated from local currencies to the euro reporting currency at currency exchange rates in effect at the end of each reporting period. Revenues and expenses are translated at average monthly currency exchange rates, with average rates being a reasonable approximation of the rates prevailing on the transaction dates. Gains and losses from translation are included in other comprehensive income. On disposal of a foreign operation, accumulated exchange differences are recognised as a component of the gain or loss on disposal.

Reporting periods
Reporting periods
In these consolidated financial statements, the Group is reporting the financial results for the years ended 31 December 2018, 31 December 2017 and 31 December 2016.
Sales of the Group’s products are seasonal, with the second and third quarters accounting for higher unit sales of the Group’s products than the first and fourth quarters. The seasonality of the Group’s sales volume, combined with the accounting for fixed costs such as depreciation, amortisation, rent and interest expense, impacts the Group’s reported results for the first and second halves of the year. Additionally, year over year shifts in holidays, selling days and weather patterns can impact the Group’s results on an annual or half-yearly basis.

Significant judgements and estimates
Significant judgements and estimates
The preparation of these consolidated financial statements requires management to make judgements, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets and liabilities, income and expense. Actual results may differ from these estimates. The significant judgements made in applying the Group’s accounting policies were applied consistently across the annual periods. The significant judgements and key sources of estimation uncertainty that have a significant effect on the amounts recognised in these financial statements are outlined below:
Deductions from revenue and sales incentives
The Group participates in various promotional programmes with customers designed to increase the sale of products. Among the programmes are arrangements under which rebates, refunds, price concessions or similar items can be earned by customers for attaining agreed upon sales levels, or for participating in specific marketing programmes. Those promotional programmes do not give rise to a separate performance obligation. Where the consideration the Group is entitled to varies because of such programmes, the amount payable is deemed to be variable consideration. Management makes estimates on an ongoing basis for each individual promotion to assess the value of the variable consideration. The related accruals are recognised as a deduction from revenue and are not considered distinct from the sale of products to the customer. Refer to Note 12 for further details.
Income tax
The Group is subject to income taxes in numerous jurisdictions and there are many transactions for which the ultimate tax determination cannot be assessed with certainty in the ordinary course of business. The Group recognises a provision for situations that might arise in the foreseeable future based on assessment of the probabilities as to whether additional taxes will be due. In addition, the Group is involved in various legal proceedings and tax matters. Where an outflow of funds is believed to be probable and a reliable estimate of the outcome of the dispute can be made, management provides for its best estimate of the liability. Where the final outcome on these matters is different from the amounts that were initially recorded, such differences will impact the tax provision in the period in which such determination is made. These estimates are subject to potential change over time as new facts emerge and each circumstance progresses. The evaluation of deferred tax assets recoverability requires judgements to be made regarding the availability of future taxable income in the jurisdiction giving rise to the deferred tax asset. Refer to Note 18 for further details regarding income taxes.
Intangible assets and goodwill
The Group has assigned indefinite lives to its bottling agreements with The Coca-Cola Company (TCCC). This judgement has been made after evaluating the contractual provisions of the bottling agreements, the Group’s mutually beneficial relationship with TCCC and the history of renewals for bottling agreements.
The Group has allocated the goodwill associated with the Merger to the appropriate cash-generating units (CGU). This judgement was based on estimated synergy benefits expected to be realised for each CGU. Determining whether goodwill and intangible assets with indefinite lives are impaired requires an estimation of the value in use or the fair value less costs to sell of the cash-generating units (CGU) to which the goodwill or intangible asset has been allocated. The value in use calculation requires management’s judgement in estimating the future cash flows expected to arise from the CGU. Refer to Note 4 for further details about the judgement regarding the lives of bottling agreements, as well as the sensitivity analysis of the assumptions used in the impairment analysis of goodwill and intangible assets with indefinite lives.
Restructuring
The Group holds provisions related to its ongoing restructuring programmes. These provisions are predominantly made up of severance costs. While a detailed plan is in place for the respective events, the amount and timing of outflows is subject to estimation uncertainty. Estimates are made by management based on the information available at the statement of financial position date. Actual outflows may not occur as anticipated and estimates may prove to be incorrect, leading to further charges or releases of provisions as circumstances dictate. Refer to Note 15 and Note 20 for further details regarding restructuring provisions.
Defined benefit plans
The determination of pension benefit costs and obligations are estimated based on assumptions determined with the assistance of external actuarial advice. The key assumptions impacting the valuations are the discount rate, salary rate of inflation and mortality rates. Refer to Note 13 for further details about the Group’s defined benefit pension plan costs and obligations.

Earnings per share
Basic earnings per share is calculated by dividing profit after taxes by the weighted average number of shares in issue and outstanding during the period. Diluted earnings per share is calculated in a similar manner, but includes the effect of dilutive securities, principally share options, restricted stock units and performance share units. Share-based payment awards that are contingently issuable upon the achievement of specified market and/or performance conditions are included in the diluted earnings per share calculation based on the number of shares that would be issuable if the end of the period was the end of the contingency period.

Intangible assets and goodwill
Inventories are valued at the lower of cost or net realisable value and cost is determined using the first-in, first-out (FIFO) method. Inventories consist of raw materials, supplies (primarily including concentrate, other ingredients and packaging) and finished goods, which also include direct labour, indirect production and overhead costs. Cost includes all costs incurred to bring inventories to their present location and condition. Spare parts are recorded as assets at the time of purchase and are expensed as utilised. Net realisable value is the estimated selling price in the ordinary course of business, less the estimated costs necessary to complete and sell the inventory.

New accounting standards
IFRS 15 - Revenue recognition and deductions from revenue (IFRS 15)
The Group derives its revenues by making, selling and distributing ready to drink beverages. The revenue from the sale of our products is recognised at the point in time at which control passes to a customer, typically when products are delivered to a customer. A receivable is recognised by the Group at the point in time at which the right to consideration becomes unconditional. Therefore, the adoption of IFRS 15 on 1 January 2018 did not have an impact on the manner in which the Group recognised revenue.
The Group also examined the terms of the various promotional programmes under which rebates, refunds, price concessions or similar items can be earned by customers for attaining agreed upon sales levels or for participating in specific marketing programmes. Those promotional programmes do not give rise to a separate performance obligation. Where the consideration the Group is entitled to varies because of such programmes, it is deemed to be variable consideration. The related accruals are recognised as a deduction from revenue and are not considered distinct from the sale of products to the customer. Variable consideration is only included to the extent that it is highly probable that the inclusion will not result in a significant revenue reversal in the future normal commercial terms. Therefore, the variable consideration and classification requirements of IFRS 15 did not have any impact in the Group’s consolidated financial statements.
Financing elements are not deemed present in our contracts with customers as the sales are made with credit terms not exceeding normal commercial terms. Taxes on sugared soft drinks, excise taxes and taxes on packaging are recorded on a gross basis (i.e. included in revenue) where the Group is the principal in the arrangement. Value added taxes are recorded on a net basis (i.e. excluded from revenue). The Group assesses these taxes and duties on a jurisdiction by jurisdiction basis to conclude on the appropriate accounting treatment.
IFRS 9 - Financial Instruments (IFRS 9)
IFRS 9 has been developed by the International Accounting Standards Board (IASB) to replace IAS 39 Financial Instruments: Recognition and Measurement (IAS 39). IFRS 9 is effective for annual periods beginning on or after 1 January 2018 and was applied prospectively.
Classification and measurement
As part of the IFRS 9 transition, there was no material change in the measurement or classification of assets or liabilities in the Group’s consolidated financial statements.
Impairment of financial assets
The expected credit loss model required under IFRS 9 primarily impacts the Group’s trade receivables. The simplified approach permitted under IFRS 9 was applied across the Group to measure expected credit losses using a lifetime expected loss allowance for all trade receivables. To measure the expected credit losses, trade receivables have been grouped based on shared credit risk characteristics and the days past due. This approach is substantially similar to the reserving methodology applied under IAS 39 and the impact was insignificant.
Hedge accounting
The hedge principles under IFRS 9 align more closely with the Group’s financial risk management as described in Note 22. Therefore more hedge relationships during 2018 were eligible for hedge accounting upon the adoption of IFRS 9.
Other amendments and interpretations
The Group has also adopted the Amendments to IFRS 2, “Classification and Measurement of Share-based Payment Transactions” which did not have an impact on the consolidated financial statements.